Annual Total Returns- Weakening Dollar 2x Strategy Fund (Class A Class C and Institutional Class) [BarChart] - Class A Class C and Institutional Class - Weakening Dollar 2x Strategy Fund - Class C	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.60%)	0.17%	(3.66%)	(22.28%)	(17.79%)	(10.14%)	17.99%	(12.48%)	(5.83%)	9.74%